Earnings per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) Vote $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares
Numerator
Net income attributable to the Group | $	$ 57,013	$ 62,638	$ 70,251
Denominator
Weighted average number of ordinary shares (in shares) | shares	33,703,069	33,280,771	32,949,807
Basic EPS
Net income attributable to the Group (in USD per share) | $ / shares	$ 1.69	$ 1.88	$ 2.13
Net income attributable to the Group | $	$ 57,013	$ 62,638	$ 70,251
Denominator
Diluted weighted average number of ordinary shares outstanding (in shares) | shares	34,247,805	34,000,674	34,088,214
Diluted net income attributable to the Group per share (in USD per share) | $ / shares	$ 1.66	$ 1.84	$ 2.06
Common Class A
Earnings per share
Number of votes per ordinary share | Vote	1
Numerator
Net income attributable to the Group | $	$ 37,986	$ 40,346	$ 42,976
Denominator
Weighted average number of ordinary shares (in shares) | shares	22,455,494	21,436,667	20,156,818
Basic EPS
Net income attributable to the Group (in USD per share) | $ / shares	$ 1.69	$ 1.88	$ 2.13
Net income attributable to the Group | $	$ 37,986	$ 40,346	$ 42,976
Reallocation of net income as a result of conversion of Class B to Class A ordinary shares | $	19,027	22,292	27,275
Net income attributable to the Group | $	$ 57,013	$ 62,638	$ 70,251
Denominator
Conversion of Class B to Class A shares (in shares) | shares	11,247,575	11,844,104	12,792,989
Stock option plans (in shares) | shares	544,736	719,903	1,138,407
Diluted weighted average number of ordinary shares outstanding (in shares) | shares	34,247,805	34,000,674	34,088,214
Diluted net income attributable to the Group per share (in USD per share) | $ / shares	$ 1.66	$ 1.84	$ 2.06
Common Class B
Earnings per share
Number of votes per ordinary share | Vote	10
Numerator
Net income attributable to the Group | $	$ 19,027	$ 22,292	$ 27,275
Denominator
Weighted average number of ordinary shares (in shares) | shares	11,247,575	11,844,104	12,792,989
Basic EPS
Net income attributable to the Group (in USD per share) | $ / shares	$ 1.69	$ 1.88	$ 2.13
Net income attributable to the Group | $	$ 19,027	$ 22,292	$ 27,275
Net income attributable to the Group | $	$ 19,027	$ 22,292	$ 27,275
Denominator
Stock option plans (in shares) | shares	544,736	719,903	1,138,407
Diluted weighted average number of ordinary shares outstanding (in shares) | shares	11,792,311	12,564,007	13,931,396
Diluted net income attributable to the Group per share (in USD per share) | $ / shares	$ 1.61	$ 1.77	$ 1.96